Leases - Analysis of the lease liability (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Lease liabilities [abstract]
Balance at the beginning			$ 55,898
Additions			132
Interest expense on leases (Note 13)	$ 397	$ 4	808	$ 9
Payments			(5,959)
Balance at the end	50,879		50,879
Lease liabilities-current portion	10,512		10,512		$ 10,342
Lease liabilities-non-current portion	$ 40,367		$ 40,367		$ 45,556